Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Exchange Traded Funds - 99.2%
Debt Funds - 35.8%
iShares 20+ Year Treasury Bond ETF	18,048	$1,707,702
iShares Core Total USD Bond Market ETF	311,754	14,212,865
iShares J.P. Morgan USD Emerging Markets Bond ETF	9,543	855,721
iShares MBS ETF	39,847	3,682,659
Total Debt Funds		20,458,947
Equity Funds - 63.4%
iShares Core MSCI Emerging Markets ETF	11,923	615,227
iShares Core S&P 500 ETF	26,492	13,927,639
iShares Global Energy ETF	13,050	560,497
iShares MSCI EAFE Growth ETF	26,558	2,756,455
iShares MSCI EAFE Value ETF	53,038	2,885,267
iShares MSCI Emerging Markets ex China ETF	18,638	1,072,990
iShares MSCI USA Momentum Factor ETF	10,633	1,992,093
iShares MSCI USA Quality Factor ETF	27,474	4,515,352
iShares S&P 500 Growth ETF	33,850	2,858,294
iShares S&P 500 Value ETF	14,206	2,653,823
iShares U.S. Infrastructure ETF	13,845	600,319
iShares U.S. Technology ETF	12,922	1,745,245
Total Equity Funds		36,183,201
Total Exchange Traded Funds
(Cost - $48,739,932)		56,642,148
Short-Term Investments - 0.9%
Money Market Funds - 0.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(a) (Cost - $514,359)	514,359	514,359
Total Investments - 100.1%
(Cost - $49,254,291)		$57,156,507
Other Assets Less Liabilities - Net (0.1)%		(35,215)
Total Net Assets - 100.0%		$57,121,292

(a)	The rate shown is the annualized seven-day yield at period end.